LOANS	12 Months Ended
Dec. 31, 2014
LOANS
LOANS

NOTE 3 - LOANS

Loans were as follows at December 31:

	2014	2013
Mortgage:
One-to-four-family	$97,214	$97,301
Multi-family and commercial	9,493	12,847
Home equity	8,069	10,141
Consumer and other	349	181
	115,125	120,470
Allowance for loan losses	(1,103)	(1,399)
Net deferred costs and other	108	75

Loans, net	$114,130	$119,146

The following tables present the activity in the allowance for the loan losses by portfolio segment:

	Year ended December 31, 2014
		Multi-Family		Consumer
	One-to-Four	and	Home	and
	Family	Commercial	Equity	Other	Total
Allowances for loan losses:
Beginning balance	$823	$466	$109	$1	$1,399
Provision for loan losses	217	568	(87)	(1)	697
Charge-offs	(224)	(778)	—	—	(1,002)
Recoveries	6	3	—	—	9

Total ending allowance balance	$822	$259	$22	$—	$1,103

	Year ended December 31, 2013
		Multi-Family		Consumer
	One-to-Four	and	Home	and
	Family	Commercial	Equity	Other	Total
Allowances for loan losses:
Beginning balance	$1,038	$467	$59	$1	$1,565
Provision for loan losses	—	—	—	—	—
Charge-offs	(224)	(6)	—	—	(230)
Recoveries	9	5	50	—	64

Total ending allowance balance	$823	$466	$109	$1	$1,399

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method:

	December 31, 2014
		Multi-Family		Consumer
	One-to-Four	and	Home	and
	Family	Commercial	Equity	Other	Total
Allowance for loan losses:
Loans individually evaluated for impairment	$234	$—	$—	$—	$234
Loans collectively evaluated for impairment	588	259	22	—	869

Total ending allowance balance	$822	$259	$22	$—	$1,103

Loans:
Loans individually evaluated for impairment	$1,564	$899	$—	$—	$2,463
Loans collectively evaluated for impairment	95,650	8,594	8,069	349	112,662

Total ending loans balance	$97,214	$9,493	$8,069	$349	$115,125

	December 31, 2013
		Multi-Family		Consumer
	One-to-Four	and	Home	and
	Family	Commercial	Equity	Other	Total
Allowance for loan losses:
Loans individually evaluated for impairment	$235	$139	$—	$—	$374
Loans collectively evaluated for impairment	588	327	109	1	1,025

Total ending allowance balance	$823	$466	$109	$1	$1,399

Loans:
Loans individually evaluated for impairment	$2,971	$2,652	$144	$—	$5,767
Loans collectively evaluated for impairment	94,330	10,195	9,997	181	114,703

Total ending loans balance	$97,301	$12,847	$10,141	$181	$120,470

	December 31, 2014
			Allowance
	Unpaid		for Loan	Average	Interest	Cash
	Principal	Recorded	Losses	Recorded	Income	Basis
	Balance	Investment	Allocated	Investment	Recognized	Recognized
With no related allowance recorded:
One-to-four family	$410	$297	$—	$224	$15	$—
Multi-family and commercial	1,185	899	—	1,658	2	18
Home equity	—	—	—	—
Subtotal	1,595	1,196	—	1,882	17	18

With an allowance recorded:
One-to-four family	1,300	1,267	234	1,274	64	—
Multi-family and commercial	—	—	—	144	—	—
Home equity	—	—	—	—	—	—
Subtotal	1,300	1,267	234	1,418	64	—

Total	$2,895	$2,463	$234	$3,300	$81	$18

	December 31, 2013
			Allowance
	Unpaid		for Loan	Average	Interest	Cash
	Principal	Recorded	Losses	Recorded	Income	Basis
	Balance	Investment	Allocated	Investment	Recognized	Recognized
With no related allowance recorded:
One-to-four family	$2,536	$2,223	$—	$2,194	$45	$—
Multi-family and commercial	2,746	1,987	—	2,004	74	—
Home equity	148	144	—	79	3	—
Subtotal	5,430	4,354	—	4,277	122	—

With an allowance recorded:
One-to-four family	826	748	235	906	24	—
Multi-family and commercial	729	665	139	682	—	—
Home equity	—	—	—	18	—	—
Subtotal	1,555	1,413	374	1,606	24	—

Total	$6,985	$5,767	$374	$5,883	$146	$—

The recorded investment in loans excludes accrued interest receivable and loan origination costs, net, due to immateriality.

Nonaccrual loans and loans past due 90 days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans.  The following tables present the recorded investment in nonaccrual and loans past due over 90 days still on accrual by class of loans as of December 31, 2014 and 2013:

			Loans Past Due Over
	Nonaccrual		90 Days Still Accruing
	2014	2013	2014	2013
One-to-four family	$1,886	$1,565	$—	$—
Multi-family and commercial	900	1,542	—	—
Home equity	192	164	—	—
Consumer and other	—	—	—	—

Total	$2,978	$3,271	$—	$—

The following tables present the aging of the recorded investment in past due loans by class of loans:

	December 31, 2014
	30 - 59	60 - 89	Greater Than
	Days	Days	90 Days	Total	Loans Not
	Past Due	Past Due	Past Due	Past Due	Past Due	Total
One-to-four family	$245	$305	$753	$1,303	$95,911	$97,214
Multi-family and commercial	206	—	379	585	8,908	9,493
Home equity	88	44	35	167	7,902	8,069
Consumer and other	—	—	—	—	349	349

Total	$539	$349	$1,167	$2,055	$113,070	$115,125

	December 31, 2013
	30 - 59	60 - 89	Greater Than
	Days	Days	90 Days	Total	Loans Not
	Past Due	Past Due	Past Due	Past Due	Past Due	Total
One-to-four family	$575	$328	$851	$1,754	$95,547	$97,301
Multi-family and commercial	—	—	524	524	12,323	12,847
Home equity	13	46	46	105	10,036	10,141
Consumer and other	—	—	—	—	181	181

Total	$588	$374	$1,421	$2,383	$118,087	$120,470

Troubled Debt Restructurings

The following table presents the recorded investment of troubled debt restructurings by accrual status and specific reserves allocated to troubled debt restructuring:

	2014	2013
Accrual status	$1,431	$2,359
Non-accrual status	1,032	1,715
	2,463	4,074
Specific reserves allocated	234	373

Net	$2,229	$3,701

No additional loan commitments were outstanding to these borrowers at December 31, 2014 and December 31, 2013.  Loans are returned to accrual status after a period of satisfactory payment performance under the terms of the restructuring and reasonable future payment assurance. Satisfactory payment performance is generally no less than six consecutive months of timely payments.

The modification of the terms of such loans included one or a combination of the following:  a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; or a permanent reduction of the recorded investment in the loan. Modifications involving a reduction of the stated interest rate of the loan ranged from 0.50% to 5.0%.  Modifications involving an extension of the maturity date were for periods ranging from 10 months to 378 months.

The troubled debt restructurings described above resulted in an additional $11 increase in the allowance for loan losses and no charge offs during the year ending December 31, 2014. There was no additional increase in the allowance for loan losses and $5 in charge offs during the year ending December 31, 2013.

The following tables present loans by class modified as troubled debt restructurings that occurred during the years ended December 31 2014 and 2013:

		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Loans	Investment	Investment
December 31, 2014
One-to—four family	1	$100	$100
Multi-family and commercial	1	176	181
Home equity	—	—	—
Consumer and other	—	—	—

Total	2	$276	$281

December 31, 2013
One-to—four family	2	$231	$242
Multi-family and commercial	—	—	—
Home equity	—	—	—
Consumer and other	—	—	—

Total	2	$231	$242

The recorded investment increased due to real estate taxes for the years ended December 31, 2014 and 2013. The troubled debt restructurings described above were evaluated for impairment prior to modification, did not result in an increase in the allowance for loan losses upon modification, and resulted in no additional charge-offs for the years ended December 31, 2014 and 2013.

A loan is considered to be in payment default once it is 30 days contractually past due under the modified terms. The following tables present loans by class modified as troubled debt restructurings for which there was a payment default within twelve months following the modification during the years ended December 31, 2014 and 2013.

	Number of	Recorded
	Loans	Investment
December 31, 2014
One-to—four family residences	1	$34
Multi-family and commercial properties	—	—
Home equity	—	—
Consumer and other	—	—

Total	1	$34

	Number of	Recorded
	Loans	Investment
December 31, 2013
One-to—four family residences	1	$216
Multi-family and commercial properties	—	—
Home equity	—	—
Consumer and other	—	—

Total	1	$216

The terms of certain other loans were modified during the twelve months ended December 31, 2014 and 2013 that did not meet the definition of a troubled debt restructuring. These loan balances were not material in the twelve months ended December 31, 2014 and 2013.

In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company’s internal underwriting policy.

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as:  current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.  The Company analyzes loans individually by classifying the loans as to credit risk.  This analysis includes one-to-four family, multi-family and commercial real estate loans, and home equity loans. This analysis is performed on a quarterly basis.  The Company uses the following definitions for risk ratings:

Special Mention.  Loans classified as special mention have a potential weakness that deserves management’s close attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Company’s credit position at some future date.

Substandard.  Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any.  Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt.  They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful.  Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of current existing facts, conditions, and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be Pass rated loans.  As of December 31, 2014 and December 31, 2013, and based on the most recent analysis performed, the risk category of loans by class of loans was as follows:

	December 31, 2014
		Special
	Pass	Mention	Substandard	Doubtful	Total

One —to four-family	$94,007	$—	$3,207	$—	$97,214
Multi-family and commercial	2,649	102	6,742	—	9,493
Home equity	7,641	—	428	—	8,069
Consumer and other	349	—	—	—	349

Total	$104,646	$102	$10,377	$—	$115,125

	December 31, 2013
		Special
	Pass	Mention	Substandard	Doubtful	Total

One —to four-family	$93,144	$201	$3,956	$—	$97,301
Multi-family and commercial	2,606	4,569	5,672	—	12,847
Home equity	9,996	—	145	—	10,141
Consumer and other	181	—	—	—	181

Total	$105,927	$4,770	$9,773	$—	$120,470

Certain directors and executive officers of the Company and companies with which they are affiliated have obtained loans on various occasions.  A summary of such loans made by the Company is as follows:

	2014	2013

Beginning balance	$854	$992
New loans	—	—
Effect of changes in related parties	—	(75)
Repayments	(63)	(63)
Ending balance	$791	$854